Basis of Presentation Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Direct Operating Costs	$ (27,321)	$ (26,021)	$ (80,879)	$ (87,207)
General and Administrative Expenses	$ 5,393	5,783	$ 17,692	20,700
Restatement Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Direct Operating Costs		1,600		2,900
General and Administrative Expenses		$ 1,600		$ 2,900